Schedule III (Details) (USD $) In Thousands, unless otherwise specified																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																								12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 Anaheim Kraemer Bldg 1 [Member]	Dec. 31, 2013 Aurora 525 North Enterprise Street [Member]	Dec. 31, 2013 Aurora 615 North Enterprise Street [Member]	Dec. 31, 2013 Aurora 3737 East Exchange [Member]	Dec. 31, 2013 Aurora 880 North Enterprise Steet [Member]	Dec. 31, 2013 Aurora Meridian Office Service Center [Member]	Dec. 31, 2013 Aurora Genera Corporation [Member]	Dec. 31, 2013 Aurora Butterfield 550 [Member]	Dec. 31, 2013 Aurora 940 N. Enterprise [Member] [Member]	Dec. 31, 2013 Austell Hartman Business Center V [Member] [Member]	Dec. 31, 2013 Avon AllPoints Midwest Bldg 4 [Member]	Dec. 31, 2013 Baltimore 5901 Holabird Ave [Member]	Dec. 31, 2013 Baltimore 5003 Holabird Ave [Member]	Dec. 31, 2013 Baytown Cedar Crossing [Member]	Dec. 31, 2013 Bloomington Hampshire Dist Center North [Member]	Dec. 31, 2013 Bloomington Hampshire Dist Center South [Member]	Dec. 31, 2013 Blue Ash Lake Forest Place [Member]	Dec. 31, 2013 Blue Ash Northmark Bldg 1 [Member]	Dec. 31, 2013 Blue Ash Westlake Center [Member]	Dec. 31, 2013 Bolingbrook 555 St. James Gate [Member]	Dec. 31, 2013 Bolingbrook Dawes Transportation [Member]	Dec. 31, 2013 Bolingbrook 515 Crossroads Parkway [Member]	Dec. 31, 2013 Bolingbrook Crossroads 1 [Member]	Dec. 31, 2013 Bolingbrook Crossroads 3 [Member]	Dec. 31, 2013 Bolingbrook 370 Crossroads Parkway [Member]	Dec. 31, 2013 Bolingbrook 605 Crossroads Parkway [Member]	Dec. 31, 2013 Bolingbrook 335 Crossroads Parkway [Member]	Dec. 31, 2013 Boynton Beach Gateway Center 1 [Member]	Dec. 31, 2013 Boynton Beach Gateway Center 2 [Member]	Dec. 31, 2013 Boynton Beach Gateway Center 3 [Member]	Dec. 31, 2013 Boynton Beach Gateway Center 4 [Member]	Dec. 31, 2013 Boynton Beach Gateway Center 5 [Member]	Dec. 31, 2013 Boynton Beach Gateway Center 6 [Member]	Dec. 31, 2013 Boynton Beach Gateway Center 7 [Member]	Dec. 31, 2013 Boynton Beach Gateway Center 8 [Member]	Dec. 31, 2013 Braselton Braselton II [Member]	Dec. 31, 2013 Braselton 625 Braselton Pkwy [Member]	Dec. 31, 2013 Braselton 1350 Braselton Parkway [Member]	Dec. 31, 2013 Brentwood Brentwood South Bus Ctr I [Member]	Dec. 31, 2013 Brentwood Brentwood South Bus Ctr II [Member]	Dec. 31, 2013 Brentwood Brentwood South Bus Ctr III [Member]	Dec. 31, 2013 Brentwood Creekside Crossing I [Member]	Dec. 31, 2013 Brentwood Creekside Crossing II [Member]	Dec. 31, 2013 Brentwood Creekside Crossing III [Member]	Dec. 31, 2013 Brentwood Creekside Crossing IV [Member]	Dec. 31, 2013 Bridgeton DukePort I [Member]	Dec. 31, 2013 Bridgeton DukePort II [Member]	Dec. 31, 2013 Bridgeton DukePort V [Member]	Dec. 31, 2013 Bridgeton DukePort VI [Member]	Dec. 31, 2013 Bridgeton DukePort VII [Member]	Dec. 31, 2013 Bridgeton DukePort IX [Member]	Dec. 31, 2013 Brooklyn Park 7300 Northland Drive [Member]	Dec. 31, 2013 Brooklyn Crosstown North Bus. Ctr. 1 [Member]	Dec. 31, 2013 Brooklyn Park Crosstown North Bus. Ctr. 2 [Member]	Dec. 31, 2013 Brooklyn Park Crosstown North Bus. Ctr. 4 [Member]	Dec. 31, 2013 Brooklyn Park Crosstown North Bus. Ctr. 5 [Member]	Dec. 31, 2013 Brooklyn Park Crosstown North Bus. Ctr. 6 [Member]	Dec. 31, 2013 Brooklyn Park Crosstown North Bus. Ctr. 10 [Member]	Dec. 31, 2013 Brooklyn Park Crosstown North Bus. Ctr. 12 [Member]	Dec. 31, 2013 Burr Ridge Burr Ridge Medical Center [Member]	Dec. 31, 2013 Carmel Hamilton Crossing I [Member]	Dec. 31, 2013 Carmel Hamilton Crossing II [Member]	Dec. 31, 2013 Carmel Hamilton Crossing III [Member]	Dec. 31, 2013 Carmel Hamilton Crossing IV [Member]	Dec. 31, 2013 Carmel Hamilton Crossing VI [Member]	Dec. 31, 2013 Carol Stream Carol Stream IV [Member]	Dec. 31, 2013 Carol Stream Carol Stream I [Member]	Dec. 31, 2013 Carol Stream Carol Stream III [Member]	Dec. 31, 2013 Carol Stream 250 Kehoe Blvd, Carol Stream [Member]	Dec. 31, 2013 Carol Stream 720 Center Avenue [Member]	Dec. 31, 2013 Carol Stream 189-199 Easy Street [Member]	Dec. 31, 2013 Cary 200 Regency Forest Drive [Member]	Dec. 31, 2013 Cary 100 Regency Forest Drive [Member]	Dec. 31, 2013 Cedar Park Cedar Park MOB I [Member]	Dec. 31, 2013 Cedartown Harbin Clinic Cedartown MOB [Member]	Dec. 31, 2013 Celebration Celebration Medical Plaza [Member]	Dec. 31, 2013 Chantilly 15002 Northridge Dr. [Member]	Dec. 31, 2013 Chantilly 15004 Northridge Dr. [Member]	Dec. 31, 2013 Chantilly 15006 Northridge Dr. [Member]	Dec. 31, 2013 Charlotte Morehead Medical Plaza I [Member]	Dec. 31, 2013 Chillicothe Adena Health Pavilion [Member]	Dec. 31, 2013 Chino Chino I [Member]	Dec. 31, 2013 Cincinnati 311 Elm [Domain]	Dec. 31, 2013 Cincinnati Blue Ash Office Center VI [Member]	Dec. 31, 2013 Cincinnati Towers of Kenwood [Member]	Dec. 31, 2013 Cincinnati 8790 Governor's Hill [Member]	Dec. 31, 2013 Cincinnati 8600/8650 Governor's Hill Dr. [Member]	Dec. 31, 2013 Cincinnati 8230 Kenwood Commons [Member]	Dec. 31, 2013 Cincinnati 8280 Kenwood Commons [Member]	Dec. 31, 2013 Cincinnati Kenwood Medical Office Bldg. [Member]	Dec. 31, 2013 Cincinnati Pfeiffer Woods [Member]	Dec. 31, 2013 Cincinnati Remington Park Building A and B [Member]	Dec. 31, 2013 Cincinnati Triangle Office Park [Member]	Dec. 31, 2013 Cincinnati World Park Bldg 8 [Member]	Dec. 31, 2013 Cincinnati World Park Bldg 9 [Member]	Dec. 31, 2013 Cincinnati World Park Bldg 11 [Member]	Dec. 31, 2013 Cincinnati World Park Bldg 14 [Member]	Dec. 31, 2013 Cincinnati World Park Bldg 15 [Member]	Dec. 31, 2013 Cincinnati World Park Bldg 16 [Member]	Dec. 31, 2013 Cincinnati World Park Bldg 17 [Member]	Dec. 31, 2013 Cincinnati World Park Bldg 18 [Member]	Dec. 31, 2013 Cincinnati World Park Bldg 28 [Member]	Dec. 31, 2013 Cincinnati World Park Bldg 29 [Member]	Dec. 31, 2013 Cincinnati World Park Bldg 30 [Member]	Dec. 31, 2013 Cincinnati World Park Bldg 31 [Member]	Dec. 31, 2013 Cincinnati Western Ridge [Member]	Dec. 31, 2013 Cincinnati Western Ridge MOB II [Member]	Dec. 31, 2013 Cincinnati Good Samaritan Clifton [Member]	Dec. 31, 2013 Cincinnati TriHealth Cardiology Anderson [Member]	Dec. 31, 2013 Clayton 101 South Hanley [Member]	Dec. 31, 2013 College Station College Station Medical Center [Member]	Dec. 31, 2013 Columbus 4343 Easton Commons land lot [Member]	Dec. 31, 2013 Coppell Freeport X [Member]	Dec. 31, 2013 Coppell Point West VI [Member]	Dec. 31, 2013 Coppell Point West VII [Member]	Dec. 31, 2013 Coppell Samsung Pkg Lot-PWT7 [Member]	Dec. 31, 2013 Corona 1283 Sherborn Street [Member]	Dec. 31, 2013 Cranbury 311 Half Acre Road [Member]	Dec. 31, 2013 Cranbury 315 Half Acre Road [Member]	Dec. 31, 2013 Dallas Baylor Administration Building [Member]	Dec. 31, 2013 Davenport Park 27 Distribution Center I [Member]	Dec. 31, 2013 Davenport Park 27 Distribution Center II [Member]	Dec. 31, 2013 Davie Westport Business Park 1 [Member]	Dec. 31, 2013 Davie Westport Business Park 2 [Member]	Dec. 31, 2013 Davie Westport Business Park 3 [Member]	Dec. 31, 2013 Deerfield Township Deerfield Crossing A [Member]	Dec. 31, 2013 Deerfield Township Deerfield Crossing B [Member]	Dec. 31, 2013 Deerfield Township Governor's Pointe 4770 [Member]	Dec. 31, 2013 Deerfield Township Governor's Pointe 4705 [Member]	Dec. 31, 2013 Deerfield Township Governor's Pointe 4605 [Member]	Dec. 31, 2013 Deerfield Township Governor's Pointe 4660 [Member]	Dec. 31, 2013 Deerfield Township Governor's Pointe 4680 [Member]	Dec. 31, 2013 Deer Park 801 Seaco Court [Member]	Dec. 31, 2013 Duluth 2775 Premiere Parkway [Member]	Dec. 31, 2013 Duluth 3079 Premiere Parkway [Member]	Dec. 31, 2013 Duluth 2855 Premiere Parkway [Member]	Dec. 31, 2013 Duluth 6655 Sugarloaf [Member]	Dec. 31, 2013 Duluth 6650 Sugarloaf Parkway [Member]	Dec. 31, 2013 Duluth 2450 Meadowbrook Parkway [Member]	Dec. 31, 2013 Duluth 2625 Pinemeadow Court [Member]	Dec. 31, 2013 Duluth 2660 Pinemeadow Court [Member]	Dec. 31, 2013 Duluth 2450 Satellite Boulevard [Member]	Dec. 31, 2013 DuPont Amazon DuPont [Member]	Dec. 31, 2013 Durham 1805 T.W. Alexander Drive [Member]	Dec. 31, 2013 Durham 1757 T.W. Alexander Drive [Member]	Dec. 31, 2013 Eagan Apollo Industrial Ctr I [Member]	Dec. 31, 2013 Eagan Apollo Industrial Ctr II [Member]	Dec. 31, 2013 Eagan Apollo Industrial Ctr III [Member]	Dec. 31, 2013 Eagan Silver Bell Commons [Member]	Dec. 31, 2013 Eagan Trapp Road Commerce Center I [Member]	Dec. 31, 2013 Eagan Trapp Road Commerce Center II [Member]	Dec. 31, 2013 Earth City Rider Trail [Member]	Dec. 31, 2013 Earth City 3300 Pointe 70 [Member]	Dec. 31, 2013 Earth City Corporate Center, Earth City [Member]	Dec. 31, 2013 Earth City Corporate Trail Distribution [Member]	Dec. 31, 2013 East Point Camp Creek Bldg 1400 [Member]	Dec. 31, 2013 East Point Camp Creek Bldg 1800 [Member]	Dec. 31, 2013 East Point Camp Creek Bldg 2000 [Member]	Dec. 31, 2013 East Point Camp Creek Bldg 2400 [Member]	Dec. 31, 2013 East Point Camp Creek Bldg 2600 [Member]	Dec. 31, 2013 East Point 3201 Centre Parkway [Member]	Dec. 31, 2013 East Point Camp Creek Building 1200 [Member]	Dec. 31, 2013 East Point 3900 North Commerce [Member]	Dec. 31, 2013 East Point 3909 North Commerce [Member]	Dec. 31, 2013 East Point 4200 N. Commerce [Member]	Dec. 31, 2013 East Point Camp Creek Building 1000 [Member]	Dec. 31, 2013 East Point 3000 Centre Parkway [Member]	Dec. 31, 2013 East Point 1500 Centre Parkway [Member]	Dec. 31, 2013 East Point 1100 Centre Parkway [Member]	Dec. 31, 2013 East Point 4800 N. Commerce Dr. (Site Q) [Member]	Dec. 31, 2013 East Point 4100 North Commerce Drive [Member]	Dec. 31, 2013 Edwardsville Lakeview Commerce Building I [Member]	Dec. 31, 2013 Elk Grove Village 1717 Busse Road [Member]	Dec. 31, 2013 Elk Grove Village Yusen BTS [Member]	Dec. 31, 2013 Ellabell 1086 Orafold Pkwy [Member]	Dec. 31, 2013 Fairfax Fair Oaks MOB [Member]	Dec. 31, 2013 Fairfield Union Centre Industrial Park 2 [Member]	Dec. 31, 2013 Fishers Exit 5 Building 1 [Member]	Dec. 31, 2013 Fishers Exit 5 Building 2 [Member]	Dec. 31, 2013 Fishers St. Vincent Northeast MOB [Member]	Dec. 31, 2013 Flower Mound Lakeside Ranch Bldg 20 [Member]	Dec. 31, 2013 Fort Worth Riverpark Bldg 700 [Member]	Dec. 31, 2013 Franklin Aspen Grove Business Ctr I [Member]	Dec. 31, 2013 Franklin Aspen Grove Business Ctr II [Member]	Dec. 31, 2013 Franklin Aspen Grove Business Ctr III [Member]	Dec. 31, 2013 Franklin Aspen Grove Business Center IV [Member]	Dec. 31, 2013 Franklin Aspen Grove Business Ctr V [Member]	Dec. 31, 2013 Franklin Aspen Grove Flex Center II [Member]	Dec. 31, 2013 Franklin Aspen Grove Office Center I [Member]	Dec. 31, 2013 Franklin Aspen Grove Flex Center I [Member]	Dec. 31, 2013 Franklin Aspen Grove Flex Center III [Member]	Dec. 31, 2013 Franklin Aspen Grove Flex Center IV [Member]	Dec. 31, 2013 Franklin Aspen Corporate Center 100 [Member]	Dec. 31, 2013 Franklin Aspen Corporate Center 200 [Member]	Dec. 31, 2013 Franklin Aspen Corporate Center 300 [Member]	Dec. 31, 2013 Franklin Aspen Corporate Center 400 [Member]	Dec. 31, 2013 Franklin Aspen Grove Office Center II [Member]	Dec. 31, 2013 Franklin Brentwood South Bus Ctr IV [Member]	Dec. 31, 2013 Franklin Brentwood South Bus Ctr V [Member]	Dec. 31, 2013 Franklin Brentwood South Bus Ctr VI [Member]	Dec. 31, 2013 Franklin Park O'Hare Distribution Ctr [Member]	Dec. 31, 2013 Ft. Wayne Parkview Ambulatory Svcs - MOB [Member]	Dec. 31, 2013 Garden City Aviation Court Land [Member]	Dec. 31, 2013 Garner 600 Greenfield North [Member]	Dec. 31, 2013 Garner 700 Greenfield North [Member]	Dec. 31, 2013 Garner 800 Greenfield North [Member]	Dec. 31, 2013 Garner 900 Greenfield North [Member]	Dec. 31, 2013 Geneva 1800 Averill Road [Member]	Dec. 31, 2013 Goodyear Goodyear One [Member]	Dec. 31, 2013 Gouldsboro 400 First Avenue [Member]	Dec. 31, 2013 Grand Prairie Grand Lakes I [Member]	Dec. 31, 2013 Grand Prairie Grand Lakes II [Member]	Dec. 31, 2013 Grand Prairie Pioneer 161 Building [Member]	Dec. 31, 2013 Grove City SouthPointe Building A [Member]	Dec. 31, 2013 Grove City SouthPointe Building B [Member]	Dec. 31, 2013 Grove City SouthPointe Building C [Member]	Dec. 31, 2013 Groveport 6600 Port Road [Member]	Dec. 31, 2013 Groveport Groveport Commerce Center 437 [Member]	Dec. 31, 2013 Groveport Groveport Commerce Center 168 [Member]	Dec. 31, 2013 Groveport Groveport Commerce Center 345 [Member]	Dec. 31, 2013 Groveport Groveport Commerce Center 667 [Member]	Dec. 31, 2013 Groveport Rickenbacker 936 [Member]	Dec. 31, 2013 Hamilton Bethesda Specialty Hospital [Member]	Dec. 31, 2013 Hamilton Bethesda Imaging ED [Member]	Dec. 31, 2013 Hamilton Bethesda Sleep Center [Member]	Dec. 31, 2013 Hamilton Bethesda Condo 1 [Member]	Dec. 31, 2013 Hamilton Bethesda Condo 2 [Member]	Dec. 31, 2013 Hamilton 3090 McBride Road [Member]	Dec. 31, 2013 Hazelwood Lindbergh Distribution Center [Member]	Dec. 31, 2013 Hebron Southpark Building 4 [Member]	Dec. 31, 2013 Hebron CR Services [Member]	Dec. 31, 2013 Hebron Hebron Building 1 [Member]	Dec. 31, 2013 Hebron Hebron Building 2 [Member]	Dec. 31, 2013 Hebron Skyport Building 1 [Member]	Dec. 31, 2013 Hebron Skyport Building 2 [Member]	Dec. 31, 2013 Hebron Skyport Building 3 [Member]	Dec. 31, 2013 Hebron Skyport Building 5 [Member]	Dec. 31, 2013 Hebron Southpark Building 1 [Member]	Dec. 31, 2013 Hebron Southpark Building 3 [Member]	Dec. 31, 2013 Hillsdale 4160 Madison Street [Member]	Dec. 31, 2013 Holly Springs REX Holly Springs MOB [Member]	Dec. 31, 2013 Hopkins Cornerstone Business Center [Member]	Dec. 31, 2013 Houston Point North One [Member]	Dec. 31, 2013 Houston Point North Two [Member]	Dec. 31, 2013 Houston Sam Houston Crossing Two [Member]	Dec. 31, 2013 Houston Westland I [Member]	Dec. 31, 2013 Houston Westland II [Member]	Dec. 31, 2013 Hutchins Duke Intermodal I [Member]	Dec. 31, 2013 Independence Freedom Square I [Member]	Dec. 31, 2013 Independence Freedom Square II [Member]	Dec. 31, 2013 Independence Freedom Square III [Member]	Dec. 31, 2013 Independence Oak Tree Place [Member]	Dec. 31, 2013 Indianapolis 6061 Guion Rd [Member]	Dec. 31, 2013 Indianapolis St. Vincent Max Simon MOB [Member]	Dec. 31, 2013 Indianapolis Centerre/Community Rehab Hosp [Member]	Dec. 31, 2013 Indianapolis Park 100 Bldg 31 [Member]	Dec. 31, 2013 Indianapolis Park 100 Bldg 96 [Member]	Dec. 31, 2013 Indianapolis Park 100 Bldg 98 [Member]	Dec. 31, 2013 Indianapolis Park 100 Bldg 100 [Member]	Dec. 31, 2013 Indianapolis Park 100 Bldg 102 [Member]	Dec. 31, 2013 Indianapolis Park 100 Bldg 109 [Member]	Dec. 31, 2013 Indianapolis Park 100 Bldg 116 [Member]	Dec. 31, 2013 Indianapolis Park 100 Bldg 118 [Member]	Dec. 31, 2013 Indianapolis Park 100 Bldg 122 [Member]	Dec. 31, 2013 Indianapolis Park 100 Bldg 124 [Member]	Dec. 31, 2013 Indianapolis Park 100 Bldg 127 [Member]	Dec. 31, 2013 Indianapolis Park 100 Bldg 141 [Member]	Dec. 31, 2013 Indianapolis Hewlett-Packard Land Lease [Member]	Dec. 31, 2013 Indianapolis Park 100 Bldg 121 Land Lease [Member]	Dec. 31, 2013 Indianapolis Hewlett Packard Land Lse-62 [Member]	Dec. 31, 2013 Indianapolis West 79th St. Parking Lot LL [Member]	Dec. 31, 2013 Indianapolis Park Fletcher Bldg 33 [Member]	Dec. 31, 2013 Indianapolis Park Fletcher Bldg 34 [Member]	Dec. 31, 2013 Indianapolis Park Fletcher Bldg 35 [Member]	Dec. 31, 2013 Indianapolis Park Fletcher Bldg 36 [Member]	Dec. 31, 2013 Indianapolis Park Fletcher Bldg 37 [Member]	Dec. 31, 2013 Indianapolis Park Fletcher Bldg 38 [Member]	Dec. 31, 2013 Indianapolis Park Fletcher Bldg 39 [Member]	Dec. 31, 2013 Indianapolis Park Fletcher Bldg 40 [Member]	Dec. 31, 2013 Indianapolis Park Fletcher Bldg 41 [Member]	Dec. 31, 2013 Indianapolis Park Fletcher Bldg 42 [Member]	Dec. 31, 2013 Indianapolis One Parkwood Crossing [Member]	Dec. 31, 2013 Indianapolis Three Parkwood Crossing [Member]	Dec. 31, 2013 Indianapolis Four Parkwood Crossing [Member]	Dec. 31, 2013 Indianapolis Five Parkwood Crossing [Member]	Dec. 31, 2013 Indianapolis Six Parkwood Crossing [Member]	Dec. 31, 2013 Indianapolis Seven Parkwood Crossing [Member]	Dec. 31, 2013 Indianapolis Eight Parkwood Crossing [Member]	Dec. 31, 2013 Indianapolis Nine Parkwood Crossing [Member]	Dec. 31, 2013 Indianapolis One West [Member]	Dec. 31, 2013 Indianapolis PWW Granite City Lease [Member]	Dec. 31, 2013 Indianapolis One West Parking Garage [Member]	Dec. 31, 2013 Indianapolis River Road Bldg I [Member]	Dec. 31, 2013 Indianapolis River Road Bldg II [Member]	Dec. 31, 2013 Indianapolis Woodland Corporate Park I [Member]	Dec. 31, 2013 Indianapolis Woodland Corporate Park II [Member]	Dec. 31, 2013 Indianapolis Woodland Corporate Park III [Member]	Dec. 31, 2013 Indianapolis Woodland Corporate Park V [Member]	Dec. 31, 2013 Indianapolis Woodland Corporate Park VI [Member]	Dec. 31, 2013 Indianapolis Georgetown Rd. Bldg 1 [Member]	Dec. 31, 2013 Indianapolis Georgetown Rd. Bldg 2 [Member]	Dec. 31, 2013 Indianapolis Georgetown Rd. Bldg 3 [Member]	Dec. 31, 2013 Indianapolis North Airport Park Bldg 2 [Member]	Dec. 31, 2013 Indianapolis Park 100 Bldg 39 [Member]	Dec. 31, 2013 Indianapolis Park 100 Bldg 48 [Member]	Dec. 31, 2013 Indianapolis Park 100 Bldg 49 [Domain]	Dec. 31, 2013 Indianapolis Park 100 Bldg 50 [Domain]	Dec. 31, 2013 Indianapolis Park 100 Bldg 52 [Member]	Dec. 31, 2013 Indianapolis Park 100 Bldg 53 [Member]	Dec. 31, 2013 Indianapolis Park 100 Bldg 54 [Member]	Dec. 31, 2013 Indianapolis Park 100 Bldg 57 [Member]	Dec. 31, 2013 Indianapolis Park 100 Bldg 58 [Member]	Dec. 31, 2013 Indianapolis Park 100 Bldg 59 [Member]	Dec. 31, 2013 Indianapolis Park 100 Bldg 60 [Member]	Dec. 31, 2013 Indianapolis Park 100 Bldg 62 [Member]	Dec. 31, 2013 Indianapolis Park 100 Bldg 63 [Member]	Dec. 31, 2013 Indianapolis Park 100 Bldg 64 [Member]	Dec. 31, 2013 Indianapolis Park 100 Bldg 66 [Member]	Dec. 31, 2013 Indianapolis Park 100 Bldg 67 [Member]	Dec. 31, 2013 Indianapolis Park 100 Bldg 68 [Member]	Dec. 31, 2013 Indianapolis Park 100 Bldg 79 [Member]	Dec. 31, 2013 Indianapolis Park 100 Bldg 80 [Member]	Dec. 31, 2013 Indianapolis Park 100 Bldg 83 [Member]	Dec. 31, 2013 Indianapolis Park 100 Bldg 84 [Member]	Dec. 31, 2013 Indianapolis Park 100 Bldg 87 [Member]	Dec. 31, 2013 Indianapolis Park 100 Bldg 97 [Member]	Dec. 31, 2013 Indianapolis Park 100 Bldg 110 [Member]	Dec. 31, 2013 Indianapolis Park 100 Bldg 111 [Member]	Dec. 31, 2013 Indianapolis Park 100 Bldg 112 [Member]	Dec. 31, 2013 Indianapolis Park 100 Bldg 128 [Member]	Dec. 31, 2013 Indianapolis Park 100 Bldg 129 [Member]	Dec. 31, 2013 Indianapolis Park 100 Bldg 131 [Member]	Dec. 31, 2013 Indianapolis Park 100 Bldg 133 [Member]	Dec. 31, 2013 Itasca 751 Expressway [Member]	Dec. 31, 2013 Katy Christus St. Catherine Plaza 1 [Member]	Dec. 31, 2013 Katy Christus St. Catherine Plaza 2 [Member]	Dec. 31, 2013 Katy Christus St. Catherine Plaza 3 [Member]	Dec. 31, 2013 Keller Baylor Emergency @ Keller [Member]	Dec. 31, 2013 Kissimmee Kissimmee Medical Plaza [Member]	Dec. 31, 2013 Kyle Seton Hays MOB I [Member]	Dec. 31, 2013 La Miranda Trojan Way [Member]	Dec. 31, 2013 LaPorte Bayport Container Lot [Member]	Dec. 31, 2013 Las Cruces Mountain View Medical Plaza [Member]	Dec. 31, 2013 Lawrenceville Weyerhaeuser BTS [Member]	Dec. 31, 2013 Lebanon Lebanon Building 4 [Member]	Dec. 31, 2013 Lebanon Lebanon Building 9 [Member]	Dec. 31, 2013 Lebanon Lebanon Building 12 [Member]	Dec. 31, 2013 Lebanon Lebanon Building 13 [Member]	Dec. 31, 2013 Lebanon Lebanon Building 14 [Member]	Dec. 31, 2013 Lebanon Lebanon Building 1(Amer Air) [Member]	Dec. 31, 2013 Lebanon Lebanon Building 2 [Member]	Dec. 31, 2013 Lebanon Lebanon Building 6 [Member]	Dec. 31, 2013 Lebanon Pk 840 Logistics Cnt. Bldg 653 [Member]	Dec. 31, 2013 Lebanon Park 840 East Log. Ctr Bld 300 [Member]	Dec. 31, 2013 Lockbourne Creekside XXII [Member]	Dec. 31, 2013 Lockbourne Creekside XIV [Member]	Dec. 31, 2013 Logan Township 1130 Commerce Boulevard [Member]	Dec. 31, 2013 Long Beach 3700 Cover Street [Member]	Dec. 31, 2013 Longview Longview MOB [Member]	Dec. 31, 2013 Lynwood Century Distribution Center [Member]	Dec. 31, 2013 Manteca 600 Spreckels Ave [Member]	Dec. 31, 2013 Marble Falls Marble Falls Medical Center [Member]	Dec. 31, 2013 Maryland Heights Riverport Tower [Member]	Dec. 31, 2013 Maryland Heights Riverport Distribution [Member]	Dec. 31, 2013 Maryland Heights 14000 Riverport Dr [Member]	Dec. 31, 2013 Maryland Heights 13900 Riverport Dr [Member]	Dec. 31, 2013 Maryland Heights Riverport 1 [Member]	Dec. 31, 2013 Maryland Riverport 2 [Member]	Dec. 31, 2013 Maryland Riverport III [Member]	Dec. 31, 2013 Maryland Heights Riverport IV [Member]	Dec. 31, 2013 McDonough 120 Declaration Dr [Member]	Dec. 31, 2013 McDonough 250 Declaration Dr [Member]	Dec. 31, 2013 McKinney Baylor McKinney MOB I [Member]	Dec. 31, 2013 Mechanicsburg 500 Independence Avenue [Member]	Dec. 31, 2013 Melrose Park Melrose Business Center [Member]	Dec. 31, 2013 Mendota Heights Enterprise Industrial Center [Member]	Dec. 31, 2013 Mequon Seton Professional Building [Member]	Dec. 31, 2013 Miami 9601 NW 112 Ave - Dade Paper [Member]	Dec. 31, 2013 Middletown 560 Merrimac Ave. [Member]	Dec. 31, 2013 Milwaukee Water Tower Medical Commons [Member]	Dec. 31, 2013 Minooka 801 Midpoint Rd [Member]	Dec. 31, 2013 Modesto 1000 Oates Court [Member]	Dec. 31, 2013 Moosic Shoppes at Montage [Member]	Dec. 31, 2013 Morgans Point Barbours Cut I [Member]	Dec. 31, 2013 Morgans Point Barbours Cut II [Member]	Dec. 31, 2013 Morrisville 507 Airport Blvd [Member]	Dec. 31, 2013 Morrisville 5151 McCrimmon Pkwy [Member]	Dec. 31, 2013 Morrisville 2600 Perimeter Park Dr [Member]	Dec. 31, 2013 Morrisville 2400 Perimeter Park Drive [Member]	Dec. 31, 2013 Morrisville 3000 Perimeter Park Dr (Met 1) [Member]	Dec. 31, 2013 Morrisville 2900 Perimeter Park Dr (Met 2) [Member]	Dec. 31, 2013 Morrisville 2800 Perimeter Park Dr (Met 3) [Member]	Dec. 31, 2013 Morrisville 1100 Perimeter Park Drive [Member]	Dec. 31, 2013 Morrisville 1500 Perimeter Park Drive [Member]	Dec. 31, 2013 Morrisville 1600 Perimeter Park Drive [Member]	Dec. 31, 2013 Morrisville 1800 Perimeter Park Drive [Member]	Dec. 31, 2013 Morrisville 2000 Perimeter Park Drive [Member]	Dec. 31, 2013 Morrisville 1700 Perimeter Park Drive [Member]	Dec. 31, 2013 Morrisville 5200 East Paramount Parkway [Member]	Dec. 31, 2013 Morrisville 2700 Perimeter Park [Member]	Dec. 31, 2013 Morrisville 5200 West Paramount [Member]	Dec. 31, 2013 Morrisville 2450 Perimeter Park Drive [Member]	Dec. 31, 2013 Morrisville 3800 Paramount Parkway [Member]	Dec. 31, 2013 Morrisville Lenovo BTS I [Member]	Dec. 31, 2013 Morrisville Lenovo BTS II [Member]	Dec. 31, 2013 Morrisville 5221 Paramount Parkway [Member]	Dec. 31, 2013 Morrisville 2250 Perimeter Park [Member]	Dec. 31, 2013 Morrisville Perimeter One [Member]	Dec. 31, 2013 Morrisville Market at Perimeter Park [Member]	Dec. 31, 2013 Morrisville 100 Innovation [Member]	Dec. 31, 2013 Morrisville 101 Innovation [Member]	Dec. 31, 2013 Morrisville 200 Innovation [Member]	Dec. 31, 2013 Morrisville 501 Innovation [Member]	Dec. 31, 2013 Morrisville 1000 Innovation [Member]	Dec. 31, 2013 Morrisville 1200 Innovation [Member]	Dec. 31, 2013 Morrisville 400 Innovation [Member]	Dec. 31, 2013 Murfreesboro Middle Tenn Med Ctr - MOB [Member]	Dec. 31, 2013 Naperville 1835 Jefferson [Member]	Dec. 31, 2013 Naperville 175 Ambassador Dr [Member]	Dec. 31, 2013 Naperville 1860 W. Jefferson [Member]	Dec. 31, 2013 Nahville Airpark East-800 Commerce Dr. [Member]	Dec. 31, 2013 Nashville Riverview Office Building [Member]	Dec. 31, 2013 Nashville Nashville Business Center I [Member]	Dec. 31, 2013 Nashville Nashville Business Center II [Member]	Dec. 31, 2013 Nashville Four-Forty Business Center I [Member]	Dec. 31, 2013 Nashville Four-Forty Business Center III [Member]	Dec. 31, 2013 Nashville Four-Forty Business Center IV [Member]	Dec. 31, 2013 Nashville Four-Forty Business Center V [Member]	Dec. 31, 2013 Nashville Four-Forty Business Center II [Member]	Dec. 31, 2013 New Century New Century Building One [Member]	Dec. 31, 2013 Norfolk 1400 Sewells Point Rd [Member]	Dec. 31, 2013 Northlake Northlake I [Member]	Dec. 31, 2013 Northlake Northlake III-Grnd Whse [Member]	Dec. 31, 2013 Northlake 200 Champion Way [Member]	Dec. 31, 2013 Orlando Southcenter I-Brede Allied BTS [Member]	Dec. 31, 2013 Orlando Parksouth Distribution Ctr. B [Member]	Dec. 31, 2013 Orlando Parksouth Distribution Ctr. A [Member]	Dec. 31, 2013 Orlando Parksouth Distribution Ctr. D [Member]	Dec. 31, 2013 Orlando Parksouth Distribution Ctr. E [Member]	Dec. 31, 2013 Orlando Parksouth Distribution Ctr. F [Member]	Dec. 31, 2013 Orlando Parksouth Distribution Ctr. H [Member]	Dec. 31, 2013 Orlando Parksouth Distribution Ctr. C [Member]	Dec. 31, 2013 Orlando Parksouth-Benjamin Moore BTS [Member]	Dec. 31, 2013 Orlando Crossroads VII [Member]	Dec. 31, 2013 Orlando Crossroads VIII [Member]	Dec. 31, 2013 Orlando E Orlando Med Surgery Plaza [Member]	Dec. 31, 2013 Otsego Gateway North 1 [Member]	Dec. 31, 2013 Pasadena Interport Bldg I [Member]	Dec. 31, 2013 Pembroke PNC Ground Lease-Nursery Site [Member]	Dec. 31, 2013 Phoenix Estrella Buckeye [Member]	Dec. 31, 2013 Phoenix Riverside Business Center [Member]	Dec. 31, 2013 Plainfield Edward Plainfield MOB I [Member]	Dec. 31, 2013 Plainfield Plainfield Building 1 [Member]	Dec. 31, 2013 Plainfield Plainfield Building 2 [Member]	Dec. 31, 2013 Plainfield Plainfield Building 3 [Member]	Dec. 31, 2013 Plainfield Plainfield Building 5 [Member]	Dec. 31, 2013 Plainfield Plainfield Building 8 [Member]	Dec. 31, 2013 Plano Baylor Plano MOB [Member]	Dec. 31, 2013 Plantation Royal Palm I [Member]	Dec. 31, 2013 Plantation Royal Palm II [Member]	Dec. 31, 2013 Plantation Crossroads Business Park 1 [Member]	Dec. 31, 2013 Plantation Crossroads Business Park 2 [Member]	Dec. 31, 2013 Plantation Crossroads Business Park 3 [Member]	Dec. 31, 2013 Plantation Crossroads Business Park 4 [Member]	Dec. 31, 2013 Plantation Crossroads Bus. Pk.-So. Trust [Member]	Dec. 31, 2013 Plymouth Medicine Lake Indus. Center [Member]	Dec. 31, 2013 Pompano Atlantic Business Center 1 [Member]	Dec. 31, 2013 Pompano Atlantic Business Center 2 [Member]	Dec. 31, 2013 Pompano Atlantic Business Center 3 [Member]	Dec. 31, 2013 Pompano Atlantic Business Center 4A [Member]	Dec. 31, 2013 Pompano Atlantic Business Center 4B [Member]	Dec. 31, 2013 Pompano Atlantic Business Center 5A [Member]	Dec. 31, 2013 Pompano Atlantic Business Center 5B [Member]	Dec. 31, 2013 Pompano Atlantic Business Center 6A [Member]	Dec. 31, 2013 Pompano Atlantic Business Center 6B [Member]	Dec. 31, 2013 Pompano Atlantic Business Center 7A [Member]	Dec. 31, 2013 Pompano Atlantic Business Center 7B [Member]	Dec. 31, 2013 Pompano Atlantic Business Center 8 [Member]	Dec. 31, 2013 Pompano Atlantic Business Center 9 [Member]	Dec. 31, 2013 Pompano Copans Business Park 3 [Member]	Dec. 31, 2013 Pompano Copans Business Park 4 [Member]	Dec. 31, 2013 Pompano Park Central Business Park 1 [Member]	Dec. 31, 2013 Pompano Park Central Business Park 2 [Member]	Dec. 31, 2013 Pompano Park Central Business Park 3 [Member]	Dec. 31, 2013 Pompano Park Central Business Park 4 [Member]	Dec. 31, 2013 Pompano Park Central Business Park 5 [Member]	Dec. 31, 2013 Pompano Park Central Business Park 6 [Member]	Dec. 31, 2013 Pompano Park Central Business Park 7 [Member]	Dec. 31, 2013 Pompano Park Central Business Park 10 [Member]	Dec. 31, 2013 Pompano Park Central Business Park 11 [Member]	Dec. 31, 2013 Pompano Pompano Commerce Ctr I [Member]	Dec. 31, 2013 Pompano Pompano Commerce Ctr III [Member]	Dec. 31, 2013 Pompano Sample 95 Business Park 1 [Member]	Dec. 31, 2013 Pompano Sample 95 Business Park 2 [Member]	Dec. 31, 2013 Pompano Sample 95 Business Park 3 [Member]	Dec. 31, 2013 Pompano Sample 95 Business Park 4 [Member]	Dec. 31, 2013 Pompano Copans Business Park 1 [Member]	Dec. 31, 2013 Pompano Copans Business Park 2 [Member]	Dec. 31, 2013 Pompano Park Central Business Park 8-9 [Member]	Dec. 31, 2013 Pompano Park Central Business Park 12 [Member]	Dec. 31, 2013 Pompano Park Central Business Park 14 [Member]	Dec. 31, 2013 Pompano Park Central Business Park 15 [Member]	Dec. 31, 2013 Pompano Park Central Business Park 33 [Member]	Dec. 31, 2013 Pompano Atlantic Business Ctr. 10-KFC [Member]	Dec. 31, 2013 Port Wentworth 318 Grange Road [Member]	Dec. 31, 2013 Port Wentworth 246 Grange Road [Member]	Dec. 31, 2013 Port Wentworth 100 Ocean Link Way-Godley Rd [Member]	Dec. 31, 2013 Port Wentworth 500 Expansion Blvd [Member]	Dec. 31, 2013 Port Wentworth 400 Expansion Blvd [Member]	Dec. 31, 2013 Port Wentworth 605 Expansion Blvd [Member]	Dec. 31, 2013 Port Wentworth 405 Expansion Blvd [Member]	Dec. 31, 2013 Port Wentworth 600 Expansion Blvd [Member]	Dec. 31, 2013 Port Wentworth 602 Expansion Blvd [Member]	Dec. 31, 2013 Raleigh Crabtree Overlook [Member]	Dec. 31, 2013 Raleigh WakeMed Brier Creek Healthplex [Member]	Dec. 31, 2013 Raleigh WakeMed Raleigh Medical Park [Member]	Dec. 31, 2013 Raleigh Walnut Creek Business Park I [Member]	Dec. 31, 2013 Raleigh Walnut Creek Business Park II [Member]	Dec. 31, 2013 Raleigh Walnut Creek Business Park III [Member]	Dec. 31, 2013 Raleigh Walnut Creek Business Park IV [Member]	Dec. 31, 2013 Raleigh Walnut Creek Business Park V [Member]	Dec. 31, 2013 Redlands Redlands Commerce Center [Member]	Dec. 31, 2013 Rome Harbin Cancer Center [Member]	Dec. 31, 2013 Rome Harbin Clinic Heart Center [Member]	Dec. 31, 2013 Rome Harbin Clinic 1825 MarthaBerry [Member]	Dec. 31, 2013 Rome Harbin Clinic Rome Dialysis [Member]	Dec. 31, 2013 Rome Harbin Specialty Center [Member]	Dec. 31, 2013 Romeoville Park 55 Bldg. 1 [Member]	Dec. 31, 2013 Romeoville Crossroads 2 [Member]	Dec. 31, 2013 Romeoville Crossroads 5 [Member]	Dec. 31, 2013 Roseville I-35 Business Center 1 [Member]	Dec. 31, 2013 Roseville I-35 Business Center 2 [Member]	Dec. 31, 2013 Roswell North Fulton Medical Plaza [Member]	Dec. 31, 2013 San Antonio Christus Santa Rosa Hospital [Member]	Dec. 31, 2013 Sandy Springs Center Pointe I & II [Member]	Dec. 31, 2013 Savannah 198 Gulfstream [Member]	Dec. 31, 2013 Savannah 194 Gulfstream [Member]	Dec. 31, 2013 Savannah 190 Gulfstream [Member]	Dec. 31, 2013 Savannah 250 Grange Rd [Member]	Dec. 31, 2013 Savannah 248 Grange Rd [Member]	Dec. 31, 2013 Savannah 163 Portside Court [Member]	Dec. 31, 2013 Savannah 151 Portside Court [Member]	Dec. 31, 2013 Savannah 175 Portside Court [Member]	Dec. 31, 2013 Savannah 150 Portside Court [Member]	Dec. 31, 2013 Savannah 235 Jimmy Deloach Parkway [Member]	Dec. 31, 2013 Savannah 239 Jimmy Deloach Parkway [Member]	Dec. 31, 2013 Savannah 246 Jimmy Deloach Parkway [Member]	Dec. 31, 2013 Savannah 200 Ocean Link Way [Member]	Dec. 31, 2013 Savannah 2509 Dean Forest Rd - Westport [Member]	Dec. 31, 2013 Savannah 276 Jimmy Deloach Land [Member]	Dec. 31, 2013 Sea Brook Bayport Logistics Center [Member]	Dec. 31, 2013 Sebring Sebring Medical Pavilion [Member]	Dec. 31, 2013 Seven Hills Rock Run North [Member]	Dec. 31, 2013 Seven Hills Rock Run Center [Member]	Dec. 31, 2013 Shakopee MN Valley West [Member]	Dec. 31, 2013 Sharonville Mosteller Distribution Ctr. II [Member]	Dec. 31, 2013 Snellville New Hampton Place [Member]	Dec. 31, 2013 St. Louis Lakeside Crossing Building One [Member]	Dec. 31, 2013 St. Louis Lakeside Crossing Building II [Member]	Dec. 31, 2013 St Louis Lakeside Crossing Building III [Member]	Dec. 31, 2013 St. Louis 530 Maryville Centre [Member]	Dec. 31, 2013 St. Louis 550 Maryville Centre [Member]	Dec. 31, 2013 St. Louis 635-645 Maryville Centre [Member]	Dec. 31, 2013 St. Louis 655 Maryville Centre [Member]	Dec. 31, 2013 St. Louis 540 Maryville Centre [Member]	Dec. 31, 2013 St. Louis 520 Maryville Centre [Member]	Dec. 31, 2013 St. Louis 625 Maryville Centre [Member]	Dec. 31, 2013 St. Louis Westport Center I [Member]	Dec. 31, 2013 St. Louis Westport Center II [Member]	Dec. 31, 2013 St. Louis Westport Center III [Member]	Dec. 31, 2013 St. Louis Westport Center V [Member]	Dec. 31, 2013 St. Louis Westmark [Member]	Dec. 31, 2013 St. Louis Westview Place [Member]	Dec. 31, 2013 St. Louis Woodsmill Commons II (400) [Member]	Dec. 31, 2013 St. Louis Woodsmill Commons I (424) [Member]	Dec. 31, 2013 Stafford Stafford Distribution Center [Member]	Dec. 31, 2013 Sterling 22800 Davis Drive [Member]	Dec. 31, 2013 Sterling 22714 Glenn Drive [Member]	Dec. 31, 2013 Suffolk 101 Industrial Dr, Bldg. A [Member]	Dec. 31, 2013 Suffolk 103 Industrial Dr [Domain]	Dec. 31, 2013 Summerville Harbin Clinic Summerville Dial [Member]	Dec. 31, 2013 Sumner Sumner Transit [Member]	Dec. 31, 2013 Sunrise Sawgrass - Bldg B [Member]	Dec. 31, 2013 Sunrise Sawgrass - Bldg A [Member]	Dec. 31, 2013 Sunrise Sawgrass Pointe I [Member]	Dec. 31, 2013 Sunrise Sawgrass Pointe II [Member]	Dec. 31, 2013 Sunrise VA Outpatient [Member]	Dec. 31, 2013 Suwanee 90 Horizon Drive [Member]	Dec. 31, 2013 Suwanee 225 Horizon Drive [Member]	Dec. 31, 2013 Suwanee 250 Horizon Drive [Member]	Dec. 31, 2013 Suwanee 70 Crestridge Drive [Member]	Dec. 31, 2013 Suwanee 2780 Horizon Ridge [Member]	Dec. 31, 2013 Suwanee 2800 Vista Ridge Dr [Member]	Dec. 31, 2013 Suwanee 25 Crestridge Dr [Member]	Dec. 31, 2013 Suwanee Genera Corp. BTS [Member]	Dec. 31, 2013 Suwanee 1000 Northbrook Parkway [Member]	Dec. 31, 2013 Tampa Fairfield Distribution Ctr I [Member]	Dec. 31, 2013 Tampa Fairfield Distribution Ctr II [Member]	Dec. 31, 2013 Tampa Fairfield Distribution Ctr III [Member]	Dec. 31, 2013 Tampa Fairfield Distribution Ctr IV [Member]	Dec. 31, 2013 Tampa Fairfield Distribution Ctr V [Member]	Dec. 31, 2013 Tampa Fairfield Distribution Ctr VI [Member]	Dec. 31, 2013 Tampa Fairfield Distribution Ctr VII [Member]	Dec. 31, 2013 Tampa Fairfield Distrib. Ctr. VIII [Member]	Dec. 31, 2013 Tampa Eagle Creek Business Ctr. I [Member]	Dec. 31, 2013 Tampa Eagle Creek Business Ctr. II [Member]	Dec. 31, 2013 Tampa Eagle Creek Business Ctr. III [Member]	Dec. 31, 2013 Temple Bone & Joint Institute [Member]	Dec. 31, 2013 Tracy 1400 Pescadero Ave [Member]	Dec. 31, 2013 Visalia 2500 North Plaza Dr [Member]	Dec. 31, 2013 Waco Hillcrest MOB 1 [Member]	Dec. 31, 2013 Waco Hillcrest MOB 2 [Member]	Dec. 31, 2013 Waco Hillcrest Cancer Center @ Waco [Member]	Dec. 31, 2013 West Chester Centre Pointe I [Member]	Dec. 31, 2013 West Chester Centre Pointe II [Member]	Dec. 31, 2013 West Chester Centre Pointe III [Member]	Dec. 31, 2013 West Chester Centre Pointe IV [Member]	Dec. 31, 2013 West Chester Centre Pointe VI [Member]	Dec. 31, 2013 West Chester World Park at Union Centre 10 [Member]	Dec. 31, 2013 West Chester World Park at Union Centre 11 [Member]	Dec. 31, 2013 West Chester World Park at Union Centre 2 [Member]	Dec. 31, 2013 West Chester World Park at Union Centre 3 [Member]	Dec. 31, 2013 West Chester World Park at Union Centre 5 [Member]	Dec. 31, 2013 West Chester World Park at Union Centre 6 [Member]	Dec. 31, 2013 West Chester World Park at Union Centre 7 [Member]	Dec. 31, 2013 West Chester World Park at Union Centre 8 [Member]	Dec. 31, 2013 West Chester World Park at Union Centre 9 [Member]	Dec. 31, 2013 Wesley Chapel Wesley Chapel Wellness MOB [Member]	Dec. 31, 2013 West Chicago 1250 Carolina Drive [Member]	Dec. 31, 2013 West Jefferson Restoration Hardware BTS [Member]	Dec. 31, 2013 West Jefferson 15 Commerce Parkway [Member]	Dec. 31, 2013 West Palm Beach Park of Commerce 1 [Member]	Dec. 31, 2013 West Palm Beach Park of Commerce 3 [Member]	Dec. 31, 2013 West Palm Beach Airport Center 1 [Member]	Dec. 31, 2013 West Palm Beach Airport Center 2 [Member]	Dec. 31, 2013 West Palm Beach Airport Center 3 [Member]	Dec. 31, 2013 West Palm Beach Park of Commerce 4 [Member]	Dec. 31, 2013 West Palm Beach Park of Commerce 5 [Member]	Dec. 31, 2013 Whitestown AllPoints Anson Bldg 14 [Member]	Dec. 31, 2013 Woodstock NSH Cherokee Towne Lake MOB [Member]	Dec. 31, 2013 Zionsville Marketplace at Anson [Member]	Dec. 31, 2013 Accum. Depr. on Improvements of Undeveloped Land [Member]	Dec. 31, 2013 Eliminations [Member]	Dec. 31, 2013 Maximum [Member] Developed Properties [Member]	Dec. 31, 2013 Maximum [Member] Acquired Properties [Member]	Dec. 31, 2013 Maximum [Member] Leasehold Improvements [Member]	Dec. 31, 2013 Minimum [Member] Developed Properties [Member]	Dec. 31, 2013 Minimum [Member] Acquired Properties [Member]	Dec. 31, 2013 Minimum [Member] Leasehold Improvements [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 1,100,124				$ 0	$ 0	$ 0	$ 0	$ 3,543	$ 0	$ 3,161	$ 13,328	$ 0	$ 0	$ 0	$ 0	$ 0	$ 10,015	$ 0	$ 0	$ 0	$ 0	$ 0	$ 5,760	$ 0	$ 2,692	$ 3,743	$ 2,693	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 9,559	$ 0	$ 19,045	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 3,445	$ 0	$ 4,887	$ 2,857	$ 0	$ 3,910	$ 6,783	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 8,479	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 12,810	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 2,355	$ 1,345	$ 0	$ 0	$ 0	$ 635	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 15,066	$ 16,844	$ 13,635	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 2,114	$ 1,805	$ 5,149	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 6,382	$ 10,038	$ 6,180	$ 13,437	$ 5,183	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 8,850	$ 3,369	$ 1,563	$ 3,786	$ 0	$ 2,275	$ 4,008	$ 0	$ 0	$ 0	$ 0	$ 5,523	$ 4,724	$ 5,071	$ 3,459	$ 5,410	$ 20,975	$ 0	$ 5,200	$ 0	$ 10,958	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 13,542	$ 0	$ 9,328	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 1,251	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 27,961	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 5,183	$ 2,330	$ 4,360	$ 9,763	$ 0	$ 4,144	$ 4,595	$ 1,821	$ 478	$ 2,757	$ 959	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 1,942	$ 0	$ 0	$ 0	$ 0	$ 0	$ 9,442	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 7,808	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 1,982	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 14,322	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 9,946	$ 5,335	$ 6,057	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 10,712	$ 0	$ 0	$ 0	$ 12,182	$ 9,283	$ 10,928	$ 11,007	$ 25,477	$ 9,931	$ 19,207	$ 0	$ 0	$ 10,644	$ 0	$ 0	$ 0	$ 0	$ 10,740	$ 0	$ 15,051	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 19,539	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 14,273	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 18,223	$ 2,209	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 2,451	$ 9,317	$ 1,584	$ 7,753	$ 5,553	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 15,451	$ 15,495	$ 15,826	$ 12,095	$ 21,170	$ 0	$ 0	$ 0	$ 10,721	$ 14,505	$ 16,147	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 4,331	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 4,589	$ 2,831	$ 4,045	$ 4,159	$ 5,657	$ 1,022	$ 1,314	$ 1,858	$ 2,595	$ 1,757	$ 2,110	$ 3,619	$ 5,685	$ 0	$ 0	$ 6,882	$ 10,202	$ 8,812	$ 0	$ 0	$ 0	$ 6,918	$ 8,143	$ 2,786	$ 2,289	$ 3,957	$ 0	$ 1,148	$ 4,830	$ 8,741	$ 3,777	$ 8,714	$ 5,134	$ 2,016	$ 5,774	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 17,379	$ 0	$ 0	$ 0	$ 0	$ 0	$ 7,307	$ 6,183	$ 0	$ 0	$ 0	$ 0	$ 9,825	$ 0	$ 5,359	$ 0	$ 391	$ 2,211	$ 942	$ 20,205	$ 1,896	$ 10,708	$ 0	$ 0	$ 0	$ 2,935	$ 5,750	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 14,829	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 1,630	$ 2,782	$ 1,626	$ 1,660	$ 1,742	$ 2,577	$ 1,472	$ 1,798	$ 0	$ 0	$ 0	$ 0	$ 22,958	$ 13,669	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 5,732	$ 6,034	$ 0	$ 0	$ 0	$ 0	$ 0
Real Estate and Accumulated Depreciation, Initial Cost of Land	1,415,910				6,648	342	468	598	1,150	567	1,957	9,185	2,674	2,640	4,111	3,345	6,488	9,323	779	901	1,953	1,452	2,459	2,184	3,050	917	1,418	1,330	2,409	3,656	2,574	4,271	2,006	2,381	1,800	1,238	1,238	1,800	4,781	1,365	9,855	8,227	1,065	1,065	848	1,566	2,087	2,969	2,966	2,124	1,470	600	1,664	834	2,475	700	835	449	2,079	1,079	788	2,757	4,564	5,392	833	313	890	515	1,044	3,204	1,095	1,556	1,715	4,031	1,075	1,230	1,538	576	755	558	2,082	2,366	2,920	191	0	14,046	339	518	4,891	400	1,220	638	638	0	1,450	1,120	1,018	1,095	335	674	668	488	525	1,133	1,268	870	1,605	2,492	533	1,894	1,020	50	1,095	6,150	5,551	796	8,198	10,181	6,785	306	8,677	6,600	14,100	50	2,449	4,374	1,200	1,088	2,363	1,493	1,069	586	719	578	385	811	2,331	560	776	765	1,651	1,573	383	861	540	556	34,634	4,110	2,998	866	474	1,432	1,807	671	1,250	2,615	1,186	783	2,850	561	462	395	296	364	4,406	1,334	1,059	5,687	2,065	1,537	1,163	1,683	1,309	2,476	3,130	4,561	3,602	8,152	2,042	808	5,635	822	749	0	9,861	3,975	936	1,151	970	492	943	240	950	301	327	205	723	1,306	1,451	1,833	2,320	569	445	489	3,900	937	1,509	597	468	438	422	3,189	5,142	9,500	8,106	11,853	7,381	844	790	754	2,725	1,049	510	1,045	4,420	5,680	1,499	751	501	0	0	375	8,200	779	1,085	8,855	6,790	1,057	1,400	2,016	2,878	553	755	1,069	11	1,469	3,125	4,210	2,088	4,183	3,439	5,290	595	1,746	701	703	274	3,209	1,150	64	1,171	273	103	182	240	341	226	284	227	96	1,120	252	5	45	350	847	910	260	326	196	1,428	570	761	952	2,095	1,018	1,377	1,383	1,485	1,960	1,877	6,435	6,046	5,361	1,846	0	856	1,827	290	271	1,227	768	2,145	468	465	408	1,800	628	690	364	327	216	338	354	616	642	411	382	616	388	389	424	338	338	358	358	427	427	1,136	1,070	376	633	356	1,152	1,280	1,680	104	1,208	47	122	131	2,365	763	165	23,503	3,334	430	3,974	305	554	5,163	561	2,813	312	948	699	6,776	7,731	2,868	1,947	3,770	7,280	403	16,847	4,851	1,519	3,549	242	1,197	2,285	900	1,238	1,269	1,864	615	2,273	313	4,494	5,907	864	560	11,626	25,138	1,024	6,282	10,115	21,347	1,482	1,447	1,327	1,318	975	760	482	235	777	777	1,148	1,463	907	788	1,230	1,748	662	1,831	669	2,657	1,439	1,725	1,661	2,290	5,880	1,149	633	615	357	640	514	740	908	0	3,180	4,778	7,016	1,564	847	936	5,659	938	1,812	1,522	471	1,108	1,710	1,463	5,721	5,382	3,554	3,094	565	493	593	649	1,030	725	598	708	2,803	2,701	683	2,243	5,715	1,752	1,796	5,349	0	1,104	1,387	2,016	2,726	4,527	16	10,209	8,935	3,735	2,610	3,938	3,037	864	1,145	3,165	2,663	2,764	1,804	1,834	1,980	1,995	1,999	1,988	2,194	2,066	1,616	1,429	1,710	1,781	1,613	634	638	938	1,125	1,088	979	1,688	3,098	3,250	3,250	3,300	2,963	3,713	1,688	1,856	1,988	4,136	2,696	1,635	1,500	2,438	771	957	1,191	2,306	649	1,636	1,615	535	1,248	1,840	2,164	10	15	419	456	679	2,038	1,718	20,031	718	2,556	0	190	2,203	6,433	2,938	5,296	1,655	1,373	291	5,267	13,552	549	412	689	928	664	8,433	966	4,300	3,071	1,074	1,074	992	878	2,392	2,267	2,629	393	837	1,046	1,496	828	27	547	732	1,784	2,219	1,996	3,048	1,860	2,219	2,404	2,509	1,315	707	1,206	493	1,491	669	1,718	1,836	3,502	2,550	3,973	1,558	1,558	195	16,032	1,211	1,147	3,484	3,481	5,132	180	457	1,625	956	1,143	1,557	723	1,505	756	483	530	334	600	488	555	394	1,082	3,705	2,354	2,332	1,534	9,633	2,746	812	502	1,844	2,501	2,056	2,048	2,013	2,759	2,150	2,592	287	1,125	482	1,219	1,918	1,160	1,189	0	1,246	6,454	10,439	1,635	2,160	2,437	1,706	1,500	5,934	6,308	2,127	21	2,147	0	0
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	4,900,073				7,008	1,678	2,408	2,543	5,066	1,083	3,827	10,795	6,962	21,471	9,943	4,220	9,162	5,934	4,474	5,010	18,315	2,456	13,848	9,263	4,453	4,237	5,794	4,450	5,324	7,832	8,384	6,119	5,030	3,251	2,675	2,027	1,940	2,925	10,352	8,692	21,458	8,874	4,949	2,410	3,493	6,950	6,457	6,874	5,832	5,357	2,869	2,918	6,146	4,102	5,740	5,655	4,852	2,455	5,830	3,983	1,127	3,949	7,852	31,506	2,682	491	7,014	4,773	12,783	12,499	3,438	6,331	7,560	20,735	3,739	11,922	9,327	15,666	3,121	17,335	1,663	1,920	1,892	39,047	14,428	8,236	5,163	2,356	40,430	4,193	16,457	3,863	2,555	7,663	11,834	2,335	9,869	2,640	1,825	2,032	3,617	1,769	2,086	5,648	5,200	5,293	10,220	11,964	2,531	8,028	3,544	8,438	3,852	37,865	33,770	0	16,886	17,905	13,668	0	16,778	14,636	30,084	14,435	5,224	8,218	1,317	818	6,353	10,604	9,473	7,339	5,642	15,757	3,805	6,088	5,158	4,421	4,844	3,110	6,985	4,240	1,622	4,025	2,302	2,484	39,342	10,497	9,095	4,091	2,332	6,107	5,527	3,754	5,917	9,779	5,995	1,282	6,163	2,419	2,440	2,249	1,369	2,014	9,506	738	2,966	10,192	7,076	2,459	1,072	5,564	4,881	4,650	9,115	18,604	19,016	9,948	13,104	28,570	8,709	2,612	3,003	23,101	20,994	10,766	5,855	6,061	5,321	2,234	5,024	1,052	5,505	1,061	855	821	2,358	1,290	2,050	1,961	5,218	2,046	1,846	1,102	2,702	10,661	0	3,049	2,664	5,872	6,532	11,890	4,661	51,645	10,632	16,714	17,628	5,606	5,284	6,418	21,768	6,759	2,808	6,123	14,172	23,872	4,990	3,316	2,220	664	3,478	1,208	9,884	3,113	4,054	10,961	9,037	5,876	9,114	9,114	7,408	1,706	3,975	866	7,724	8,186	3,420	5,651	17,392	4,837	8,890	9,242	3,454	11,368	5,151	4,256	1,770	11,575	16,709	337	13,804	7,482	1,889	1,087	1,636	2,817	1,859	3,154	2,143	1,485	2,562	0	0	0	0	5,264	5,427	1,422	2,326	653	5,908	2,054	2,965	4,131	8,273	9,130	7,256	10,586	10,119	12,993	4,121	15,340	12,971	16,182	856	1,616	6,162	8,416	3,399	2,914	3,322	9,976	10,163	2,060	2,174	1,036	4,989	2,284	1,730	1,687	786	189	1,513	1,390	1,183	2,222	1,451	1,526	718	1,049	1,071	1,303	710	1,200	1,781	1,811	1,488	1,894	7,008	4,993	1,706	3,128	836	16,581	9,062	10,834	1,157	2,424	9,092	12,009	9,963	10,028	18,221	11,736	33,342	0	20,298	3,101	8,954	6,675	12,851	6,473	11,145	3,799	19,037	8,250	9,066	14,881	17,032	12,630	19,338	6,954	26,792	17,881	19,703	18,836	27,553	2,217	8,590	9,473	2,568	4,128	1,904	3,362	8,377	11,552	18,762	15,711	17,578	4,888	13,281	14,651	40,561	43,728	33,196	18,397	36,367	8,209	8,471	6,885	6,584	4,997	5,417	2,385	1,587	4,341	5,447	10,072	9,169	4,930	5,038	8,838	9,093	1,250	10,001	2,259	4,399	16,956	16,804	13,600	6,642	9,831	1,688	3,748	3,958	3,949	5,571	2,926	4,416	1,240	20,564	7,959	11,252	35,581	2,363	4,739	5,871	8,804	6,428	7,102	5,175	2,236	4,829	18,279	5,723	9,123	5,708	12,262	3,337	4,471	4,331	4,056	4,422	4,695	3,017	1,766	2,067	5,891	4,424	14,011	3,959	32,523	0	5,889	13,154	8,688	11,151	7,863	8,852	6,488	11,088	28,010	30,823	29,954	11,407	12,018	13,085	11,462	0	5,662	8,949	8,751	8,553	6,156	5,531	6,139	6,257	6,256	6,337	4,205	6,925	3,785	2,329	3,804	3,435	4,569	502	1,007	1,076	1,430	1,002	950	2,299	3,454	5,425	5,704	6,423	6,367	4,465	5,408	3,236	3,528	6,592	6,170	2,910	2,150	3,311	0	4,157	8,294	12,075	6,282	14,506	7,456	3,194	9,392	10,981	14,571	6,653	12,078	1,780	2,276	2,927	1,843	2,976	18,893	14,032	10,363	28,714	765	14,764	7,707	9,791	6,199	5,966	4,220	10,908	10,660	18,788	3,805	2,514	4,391	8,648	3,496	8,366	7,140	15,696	22,520	8,442	7,141	5,383	10,021	8,303	0	13,284	6,870	5,239	6,251	6,309	3,199	6,076	812	1,105	3,453	13,972	10,323	16,794	13,067	13,313	13,843	10,694	4,420	1,763	2,623	1,274	9,064	6,320	6,776	6,614	4,232	11,250	3,617	8,080	8,080	1,182	5,935	4,263	3,849	18,313	11,973	20,887	1,274	2,089	6,470	3,537	5,834	2,354	2,564	4,958	3,970	2,539	4,794	2,745	1,516	2,620	3,575	1,853	2,071	2,355	1,669	2,237	17,382	39,644	22,503	25,050	12,243	11,006	7,441	8,103	7,013	8,715	7,955	5,503	6,923	2,338	6,042	2,528	6,415	5,230	6,028	6,165	15,699	4,073	24,812	27,143	2,486	4,340	6,212	4,495	4,750	0	0	8,155	16,026	2,478	0	0
Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Improvements	715,677				86	110	741	523	969	1,688	25	6,042	1,180	0	0	3,349	1,885	0	1,320	516	7,587	1,347	5,615	859	142	568	675	61	348	201	395	291	127	46	86	1,032	601	41	593	2,296	5,302	5,193	1,501	1,539	1,157	1,949	2,431	2,947	6,051	345	32	145	117	57	1,667	366	1,392	835	1,759	849	2,413	1,219	1,079	777	3,176	1,719	3,073	854	1,363	1,308	0	32	21	1,025	11	3,409	3,068	812	0	354	1,831	2,184	2,359	73	238	542	1,469	765	4,063	1,472	7,451	1,325	811	100	2,125	352	2,438	301	230	296	157	16	1	0	96	101	5	447	354	764	44	0	74	8,873	1,840	0	3,271	6,719	6,622	61	40	0	0	100	181	4,948	59	228	495	2,261	1,022	1,249	4,123	4,881	627	2,398	0	441	2,531	1,112	1,075	536	618	107	41	104	942	103	0	1,844	264	25	2,429	507	1,426	3,834	2,933	2,329	2,239	1,593	925	1,210	1,056	2,065	3,567	1,224	119	12,885	347	1,188	1,220	3,396	512	1,974	430	0	0	263	640	207	2,267	446	1,082	4,773	340	65	3,671	953	756	597	2,594	495	2,850	914	1,099	242	308	1,655	1,902	2,515	4,066	1,560	301	1,065	1,346	4,420	0	189	12	92	202	7,531	1,874	0	2,527	8,392	13	6	0	0	2,378	2,861	1,440	1,453	982	0	112	3,918	24	0	1,208	53	3,523	1,339	1,499	392	3,852	0	181	244	589	164	18	55	129	1,677	2,169	49	1,615	3,317	501	2,579	(1,543)	(1,168)	(1,083)	1,000	495	325	171	223	113	2,828	896	432	627	608	1,142	1,406	776	672	273	0	0	0	699	593	667	134	88	9	168	292	642	428	232	2,316	2,044	1,866	2,347	2,110	1,186	776	2,831	5,003	143	0	3,119	3,095	1,474	2,056	706	94	4,299	219	607	87	344	36	406	159	70	0	121	233	165	102	165	82	36	40	62	13	169	67	129	83	118	135	382	196	25	285	23	65	642	198	0	(23)	169	243	55	0	85	3,480	125	0	45	22	113	1,253	740	396	1,453	36	144	0	3,925	527	207	75	0	0	0	30	67	585	8,829	1,402	427	891	637	1,581	2,375	1,736	1,126	2,860	6,255	0	(18)	730	93	0	627	72	0	0	3,134	0	0	1,981	3,260	1,444	1,939	1,343	1,371	1,184	2,645	2,029	2,445	2,027	1,095	4,022	1,475	1,920	1,831	178	3,666	1,518	2,004	3,005	2,445	9,165	524	681	190	311	220	231	362	387	5,048	5	11	9	1,093	2,099	1,280	954	125	1,275	1,094	746	3	123	575	871	253	22	121	550	834	996	1,204	1,773	823	1,695	62	3,257	1,914	37	1,253	35	5	411	884	1,542	455	3,253	2,637	989	1,105	4,066	952	2,462	1,219	1,180	3,081	3,787	0	1,890	1,185	684	152	31	30	203	4	50	30	2	4	48	27	86	38	781	37	42	231	482	103	27	(4)	1,002	319	0	43	23	154	115	506	139	439	61	68	223	210	0	98	10	797	130	19	25	0	0	27	1,354	401	3,294	662	437	1,372	1,452	602	29	0	0	18	0	0	1,278	201	272	107	31	772	197	22,953	154	15	181	7	8	35	137	679	1,367	44	37	81	90	641	3	0	35	(299)	(2,723)	0	1,479	531	728	57	543	3,652	2,825	4,521	2,489	2,997	2,618	2,265	1,348	609	953	429	2,870	4,671	1,256	1,452	3,321	31	1,047	24	60	0	278	2,785	722	9,796	(11)	218	107	134	130	134	126	433	1,043	0	346	315	271	134	1,318	263	872	814	420	1,052	977	1,739	641	0	0	1,760	0	388	899	1,005	2,050	1,540	3,987	7,408	47	205	0	15	214	299	0	125	911	124	16,006	63	148	506	16	11	335	0	0	0	1,279	2,378	0	(1,895)
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,446,610				6,648	342	468	598	1,150	567	1,957	9,188	2,674	2,640	4,111	3,345	6,488	9,323	779	900	1,953	1,452	2,459	2,332	3,050	917	1,418	1,330	2,409	3,656	2,574	4,271	2,006	2,381	1,800	1,238	1,238	1,800	4,781	1,884	11,062	8,227	1,065	1,065	848	1,566	2,087	2,969	2,877	2,124	1,470	600	1,664	834	2,475	703	1,286	599	2,397	1,354	1,031	2,723	4,564	5,392	845	313	890	598	1,068	3,204	1,095	1,556	1,715	4,756	1,075	1,461	1,644	576	755	558	2,082	2,366	2,920	191	0	14,046	0	518	4,891	408	1,245	638	638	0	2,131	1,120	1,018	1,095	335	674	668	488	525	1,133	1,268	870	1,605	2,492	533	1,915	1,020	50	1,095	6,150	5,551	796	8,198	10,181	7,201	367	8,677	6,600	14,100	150	2,449	4,415	1,200	1,088	2,363	1,493	1,069	596	928	996	385	811	2,331	565	783	770	1,659	1,573	383	861	540	556	34,804	4,110	2,998	880	474	1,432	1,941	691	1,250	2,615	1,186	783	2,875	609	497	491	344	1,664	5,304	1,377	1,158	9,334	2,294	1,583	1,224	1,774	1,364	2,639	3,227	4,561	3,602	8,158	2,046	808	5,635	822	749	4,235	9,861	3,975	936	1,151	970	492	943	240	950	301	327	205	723	1,306	1,460	1,833	2,320	705	445	489	3,900	937	1,509	597	468	438	422	4,778	5,142	9,500	8,040	11,853	7,381	844	790	754	3,213	1,065	510	1,045	4,420	5,680	1,499	1,239	501	0	0	375	8,491	779	1,085	8,855	6,813	1,057	1,400	2,016	2,878	553	755	1,069	11	1,454	3,125	4,210	2,088	4,233	3,246	5,290	595	1,746	701	703	274	3,209	1,150	64	1,424	273	103	182	246	348	230	290	227	96	1,120	252	5	45	1,049	847	910	260	326	196	1,428	570	761	952	2,095	1,018	1,316	1,431	1,528	1,960	1,877	6,435	6,047	5,361	1,989	0	856	1,886	290	297	1,227	768	2,145	468	465	408	1,800	628	690	364	327	216	338	354	616	642	411	382	616	388	389	424	338	338	358	358	427	427	1,136	1,070	376	633	356	1,152	1,280	1,680	104	1,208	47	122	131	2,365	763	165	23,503	3,334	430	3,982	177	554	5,163	1,901	2,813	312	948	699	6,776	7,731	2,868	1,947	3,770	7,280	403	16,847	4,851	1,519	3,549	242	1,197	2,285	900	1,238	1,269	1,864	615	2,312	313	4,494	5,907	864	560	11,626	25,139	1,024	6,282	10,115	21,347	1,482	1,447	1,351	1,342	991	778	491	264	843	794	1,177	1,513	993	842	1,260	1,797	662	1,831	669	2,657	1,439	1,725	1,661	2,290	5,750	1,149	633	615	357	640	514	740	908	7	3,184	4,778	7,016	1,564	847	936	5,659	938	1,812	1,522	471	1,108	1,710	1,463	5,721	5,382	3,554	3,094	570	498	597	677	1,232	754	674	1,129	2,803	2,701	683	2,287	5,715	1,757	1,796	5,349	0	1,104	2,868	2,016	2,726	4,527	49	10,209	8,935	3,735	2,610	3,938	3,037	864	1,145	3,165	2,663	2,764	1,804	1,834	1,980	1,995	1,999	1,988	2,194	2,066	1,616	1,429	1,710	1,781	1,613	634	638	938	1,125	1,088	979	1,688	3,098	3,250	3,250	3,300	2,963	3,713	1,688	1,856	1,988	4,136	2,696	1,635	1,500	2,438	771	957	1,191	2,336	649	1,636	1,615	535	1,248	1,859	2,164	10	15	442	487	719	2,083	1,718	20,031	718	2,556	0	190	2,203	6,433	2,938	5,296	1,655	1,373	291	5,267	13,562	549	412	689	928	664	8,433	966	4,791	3,071	1,074	1,074	992	883	2,959	2,270	2,629	393	837	1,046	1,496	408	27	431	731	1,502	2,219	1,996	3,048	1,860	2,219	2,404	2,509	1,315	707	1,206	493	1,336	669	1,718	1,836	3,502	2,550	3,973	1,558	1,558	195	16,032	1,211	1,147	3,484	3,481	5,132	180	457	1,625	956	1,143	1,557	723	1,505	756	487	534	338	604	488	555	394	1,082	3,705	2,354	2,332	1,613	9,633	2,746	812	502	1,926	2,501	2,056	2,048	2,932	2,759	2,151	2,592	287	1,125	482	1,219	1,918	1,160	1,189	0	1,246	9,989	10,439	1,635	2,320	2,437	1,706	1,500	5,934	6,308	2,127	21	2,147	0	(21)
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	5,585,050				7,094	1,788	3,149	3,066	6,035	2,771	3,852	16,834	8,142	21,471	9,943	7,569	11,047	5,934	5,794	5,527	25,902	3,803	19,463	9,974	4,595	4,805	6,469	4,511	5,672	8,033	8,779	6,410	5,157	3,297	2,761	3,059	2,541	2,966	10,945	10,469	25,553	14,067	6,450	3,949	4,650	8,899	8,888	9,821	11,972	5,702	2,901	3,063	6,263	4,159	7,407	6,018	5,793	3,140	7,271	4,557	3,297	5,202	8,931	32,283	5,846	2,210	10,087	5,544	14,122	13,807	3,438	6,363	7,581	21,035	3,750	15,100	12,289	16,478	3,121	17,689	3,494	4,104	4,251	39,120	14,666	8,778	6,971	3,121	44,493	5,657	23,883	5,188	3,366	7,763	13,278	2,687	12,307	2,941	2,055	2,328	3,774	1,785	2,087	5,648	5,296	5,394	10,225	12,411	2,885	8,771	3,588	8,438	3,926	46,738	35,610	0	20,157	24,624	19,874	0	16,818	14,636	30,084	14,435	5,405	13,125	1,376	1,046	6,848	12,865	10,495	8,578	9,556	20,220	4,432	8,486	5,158	4,857	7,368	4,217	8,052	4,776	2,240	4,132	2,343	2,588	40,114	10,600	9,095	5,921	2,596	6,132	7,822	4,241	7,343	13,613	8,928	3,611	8,377	3,964	3,330	3,363	2,377	2,779	12,175	1,919	2,986	19,430	7,194	3,601	2,231	8,869	5,338	6,461	9,448	18,604	19,016	10,205	13,740	28,777	10,976	3,058	4,085	23,639	21,334	10,831	9,526	7,014	6,077	2,831	7,618	1,547	8,355	1,975	1,954	1,063	2,666	2,945	3,943	4,476	9,284	3,470	2,147	2,167	4,048	15,081	0	3,238	2,676	5,964	6,734	17,832	6,535	51,645	13,225	25,106	17,641	5,612	5,284	6,418	23,658	9,604	4,248	7,576	15,154	23,872	5,102	6,746	2,244	664	4,686	1,261	13,116	4,452	5,553	11,353	12,866	5,876	9,295	9,358	7,997	1,870	3,993	921	7,853	9,878	5,589	5,700	19,007	8,104	9,584	11,821	1,911	10,200	4,068	5,256	2,265	11,900	16,880	560	13,664	10,310	2,785	1,519	2,257	3,418	2,997	4,554	2,919	2,157	2,835	0	0	0	0	5,857	6,094	1,556	2,414	662	6,076	2,346	3,607	4,559	8,505	11,446	9,361	12,404	12,423	15,103	5,307	16,116	15,801	21,185	856	1,616	9,281	11,452	4,873	4,944	4,028	10,070	14,462	2,279	2,781	1,123	5,333	2,320	2,136	1,846	856	189	1,634	1,623	1,348	2,324	1,616	1,608	754	1,089	1,133	1,316	879	1,267	1,910	1,894	1,606	2,029	7,390	5,189	1,731	3,413	859	16,646	9,704	11,032	1,157	2,401	9,261	12,252	10,018	10,028	18,306	15,216	33,467	0	20,343	3,115	9,195	7,928	13,591	5,529	12,598	3,835	19,181	8,250	12,991	15,408	17,239	12,705	19,338	6,954	26,792	17,911	19,770	19,421	36,382	3,619	9,017	10,364	3,205	5,709	4,279	5,098	9,503	14,373	25,017	15,711	17,560	5,618	13,374	14,651	41,187	43,800	33,196	18,397	39,501	8,209	8,471	8,842	9,820	6,425	7,338	3,719	2,929	5,459	8,075	12,072	11,564	6,871	6,079	12,830	10,519	3,170	11,832	2,437	8,065	18,474	18,808	16,605	9,087	19,126	2,212	4,429	4,148	4,260	5,791	3,157	4,778	1,627	25,605	7,960	11,263	35,590	3,456	6,838	7,151	9,758	6,553	8,377	6,269	2,982	4,832	18,402	6,298	9,994	5,961	12,284	3,458	5,016	5,160	5,048	5,598	6,266	3,811	3,385	1,708	9,148	6,338	14,048	5,168	32,558	0	6,300	14,038	10,230	11,606	9,635	11,489	7,477	12,193	32,043	31,775	32,416	12,626	13,198	16,166	15,249	0	7,552	10,134	9,435	8,705	6,187	5,561	6,342	6,261	6,306	6,367	4,207	6,929	3,833	2,356	3,890	3,473	5,350	539	1,049	1,307	1,912	1,105	977	2,295	4,456	5,744	5,704	6,466	6,390	4,619	5,523	3,742	3,667	7,031	6,231	2,978	2,373	3,521	0	4,255	8,304	12,842	6,412	14,525	7,481	3,194	9,392	10,989	15,925	7,054	15,372	2,419	2,682	4,259	3,250	3,578	18,922	14,032	10,363	28,732	765	14,764	8,985	9,992	6,471	6,073	4,251	11,680	10,857	41,731	3,959	2,529	4,572	8,655	3,504	8,401	7,277	15,884	23,887	8,486	7,178	5,464	10,106	8,377	0	13,284	6,905	4,940	3,528	6,309	5,098	6,607	1,656	1,163	4,278	17,624	13,148	21,315	15,556	16,310	16,461	12,959	5,768	2,372	3,576	1,703	12,089	10,991	8,032	8,066	7,553	11,281	4,664	8,104	8,140	1,182	6,213	7,048	4,571	28,109	11,962	21,105	1,381	2,223	6,600	3,671	5,960	2,787	3,607	4,958	4,316	2,850	5,061	2,875	2,830	2,883	4,447	2,667	2,491	3,407	2,646	3,976	17,944	39,644	22,503	26,810	12,243	11,312	8,340	9,108	9,063	9,336	11,942	12,910	6,970	2,543	6,042	2,543	6,629	5,529	6,028	6,290	16,610	4,197	37,283	27,206	2,634	4,686	6,228	4,506	5,085	0	0	8,155	17,305	4,856	0	(1,874)
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	7,031,660	6,708,250	6,038,107	7,032,889	13,742	2,130	3,617	3,664	7,185	3,338	5,809	26,022	10,816	24,111	14,054	10,914	17,535	15,257	6,573	6,427	27,855	5,255	21,922	12,306	7,645	5,722	7,887	5,841	8,081	11,689	11,353	10,681	7,163	5,678	4,561	4,297	3,779	4,766	15,726	12,353	36,615	22,294	7,515	5,014	5,498	10,465	10,975	12,790	14,849	7,826	4,371	3,663	7,927	4,993	9,882	6,721	7,079	3,739	9,668	5,911	4,328	7,925	13,495	37,675	6,691	2,523	10,977	6,142	15,190	17,011	4,533	7,919	9,296	25,791	4,825	16,561	13,933	17,054	3,876	18,247	5,576	6,470	7,171	39,311	14,666	22,824	6,971	3,639	49,384	6,065	25,128	5,826	4,004	7,763	15,409	3,807	13,325	4,036	2,390	3,002	4,442	2,273	2,612	6,781	6,564	6,264	11,830	14,903	3,418	10,686	4,608	8,488	5,021	52,888	41,161	796	28,355	34,805	27,075	367	25,495	21,236	44,184	14,585	7,854	17,540	2,576	2,134	9,211	14,358	11,564	9,174	10,484	21,216	4,817	9,297	7,489	5,422	8,151	4,987	9,711	6,349	2,623	4,993	2,883	3,144	74,918	14,710	12,093	6,801	3,070	7,564	9,763	4,932	8,593	16,228	10,114	4,394	11,252	4,573	3,827	3,854	2,721	4,443	17,479	3,296	4,144	28,764	9,488	5,184	3,455	10,643	6,702	9,100	12,675	23,165	22,618	18,363	15,786	29,585	16,611	3,880	4,834	27,874	31,195	14,806	10,462	8,165	7,047	3,323	8,561	1,787	9,305	2,276	2,281	1,268	3,389	4,251	5,403	6,309	11,604	4,175	2,592	2,656	7,948	16,018	1,509	3,835	3,144	6,402	7,156	22,610	11,677	61,145	21,265	36,959	25,022	6,456	6,074	7,172	26,871	10,669	4,758	8,621	19,574	29,552	6,601	7,985	2,745	664	4,686	1,636	21,607	5,231	6,638	20,208	19,679	6,933	10,695	11,374	10,875	2,423	4,748	1,990	7,864	11,332	8,714	9,910	21,095	12,337	12,830	17,111	2,506	11,946	4,769	5,959	2,539	15,109	18,030	624	15,088	10,583	2,888	1,701	2,503	3,766	3,227	4,844	3,146	2,253	3,955	252	5	45	1,049	6,704	7,004	1,816	2,740	858	7,504	2,916	4,368	5,511	10,600	12,464	10,677	13,835	13,951	17,063	7,184	22,551	21,848	26,546	2,845	1,616	10,137	13,338	5,163	5,241	5,255	10,838	16,607	2,747	3,246	1,531	7,133	2,948	2,826	2,210	1,183	405	1,972	1,977	1,964	2,966	2,027	1,990	1,370	1,477	1,522	1,740	1,217	1,605	2,268	2,252	2,033	2,456	8,526	6,259	2,107	4,046	1,215	17,798	10,984	12,712	1,261	3,609	9,308	12,374	10,149	12,393	19,069	15,381	56,970	3,334	20,773	7,097	9,372	8,482	18,754	7,430	15,411	4,147	20,129	8,949	19,767	23,139	20,107	14,652	23,108	14,234	27,195	34,758	24,621	20,940	39,931	3,861	10,214	12,649	4,105	6,947	5,548	6,962	10,118	16,685	25,330	20,205	23,467	6,482	13,934	26,277	66,326	44,824	39,478	28,512	60,848	9,691	9,918	10,193	11,162	7,416	8,116	4,210	3,193	6,302	8,869	13,249	13,077	7,864	6,921	14,090	12,316	3,832	13,663	3,106	10,722	19,913	20,533	18,266	11,377	24,876	3,361	5,062	4,763	4,617	6,431	3,671	5,518	2,535	25,612	11,144	16,041	42,606	5,020	7,685	8,087	15,417	7,491	10,189	7,791	3,453	5,940	20,112	7,761	15,715	11,343	15,838	6,552	5,586	5,658	5,645	6,275	7,498	4,565	4,059	2,837	11,951	9,039	14,731	7,455	38,273	1,757	8,096	19,387	10,230	12,710	12,503	13,505	10,203	16,720	32,092	41,984	41,351	16,361	15,808	20,104	18,286	864	8,697	13,299	12,098	11,469	7,991	7,395	8,322	8,256	8,305	8,355	6,401	8,995	5,449	3,785	5,600	5,254	6,963	1,173	1,687	2,245	3,037	2,193	1,956	3,983	7,554	8,994	8,954	9,766	9,353	8,332	7,211	5,598	5,655	11,167	8,927	4,613	3,873	5,959	771	5,212	9,495	15,178	7,061	16,161	9,096	3,729	10,640	12,848	18,089	7,064	15,387	2,861	3,169	4,978	5,333	5,296	38,953	14,750	12,919	28,732	955	16,967	15,418	12,930	11,767	7,728	5,624	11,971	16,124	55,293	4,508	2,941	5,261	9,583	4,168	16,834	8,243	20,675	26,958	9,560	8,252	6,456	10,989	11,336	2,270	15,913	7,298	5,777	4,574	7,805	5,506	6,634	2,087	1,894	5,780	19,843	15,144	24,363	17,416	18,529	18,865	15,468	7,083	3,079	4,782	2,196	13,425	11,660	9,750	9,902	11,055	13,831	8,637	9,662	9,698	1,377	22,245	8,259	5,718	31,593	15,443	26,237	1,561	2,680	8,225	4,627	7,103	4,344	4,330	6,463	5,072	3,337	5,595	3,213	3,434	3,371	5,002	3,061	3,573	7,112	5,000	6,308	19,557	49,277	25,249	27,622	12,745	13,238	10,841	11,164	11,111	12,268	14,701	15,061	9,562	2,830	7,167	3,025	7,848	7,447	7,188	7,479	16,610	5,443	47,272	37,645	4,269	7,006	8,665	6,212	6,585	5,934	6,308	10,282	17,326	7,003	0	(1,895)
Real Estate Accumulated Depreciation	1,382,757	1,296,685	1,127,595	1,406,437	216	837	1,441	1,399	2,400	1,453	1,692	3,940	444	1,440	644	3,135	3,096	2,469	2,412	2,356	12,019	1,526	9,169	3,429	2,175	1,423	901	654	827	752	404	994	778	426	351	435	389	521	1,313	4,013	7,838	4,716	2,404	1,493	1,681	3,939	3,592	2,599	3,043	932	535	400	1,045	681	982	2,427	2,483	1,266	2,922	1,776	1,192	2,579	2,743	2,542	3,079	1,018	3,943	2,306	4,968	4,009	620	874	630	2,522	308	5,582	4,649	2,021	195	1,392	1,504	1,286	1,281	5,142	5,382	589	5,191	1,353	14,929	3,083	13,551	3,648	2,153	3,041	5,725	1,885	8,541	440	351	363	601	247	319	799	694	684	1,308	1,789	399	1,305	416	466	104	15,320	933	0	10,805	8,068	6,654	202	2,149	466	947	2,351	2,362	4,941	251	178	844	5,209	3,599	5,574	5,486	11,225	1,858	3,272	429	1,767	2,767	1,535	2,558	744	329	1,146	446	585	731	961	888	2,673	943	2,176	3,465	1,759	2,888	6,115	4,251	1,394	3,248	1,449	1,203	1,205	888	1,354	5,027	975	1,111	9,918	2,074	2,383	791	3,855	1,254	1,753	284	629	1,712	437	3,173	2,067	3,288	1,363	1,771	8,736	3,138	1,617	4,756	2,554	2,331	788	3,644	135	3,150	699	639	339	659	1,480	1,220	1,487	2,180	1,634	804	726	883	3,534	151	487	409	553	737	1,291	2,368	1,114	4,674	10,091	2,555	961	891	851	10,110	3,270	1,596	3,252	7,226	2,514	512	413	178	51	347	144	3,698	2,085	2,759	4,810	4,642	750	1,263	1,666	2,031	330	614	245	671	3,791	2,417	0	599	2,995	1,403	3,763	1,843	6,599	2,306	2,382	1,111	1,910	508	145	6,933	6,088	1,429	507	1,570	2,205	1,682	2,449	919	1,073	1,097	73	1	13	390	1,441	1,482	383	573	159	1,797	767	1,021	1,172	2,186	5,395	4,407	5,306	4,212	5,480	660	7,802	4,896	4,768	477	98	4,953	2,984	2,070	1,884	1,340	4,083	4,293	359	344	176	896	388	304	284	129	37	260	208	202	389	243	266	360	224	182	270	147	169	260	244	321	271	1,398	696	246	715	132	4,076	1,246	1,335	139	264	1,043	1,170	1,395	0	1,096	2,035	2,475	0	1,687	2,326	3,716	3,008	6,899	3,181	4,025	596	2,417	1,287	4,732	589	1,615	1,522	446	139	2,071	1,963	1,124	631	17,590	1,734	4,109	4,534	1,571	2,108	1,837	1,711	3,280	4,609	1,465	289	2,183	2,468	929	132	2,771	2,438	0	1,251	19,063	1,226	1,265	3,226	3,553	2,612	2,622	1,491	1,153	2,050	3,024	4,457	4,850	2,639	2,500	4,840	559	1,063	3,873	735	2,256	6,290	5,750	4,041	3,400	6,386	584	1,794	1,489	1,552	2,085	969	1,466	870	5,705	2,629	1,936	3,109	954	2,449	2,898	3,688	2,403	3,179	2,169	1,117	546	567	1,357	2,802	2,295	1,178	1,485	1,859	1,820	1,835	1,970	2,556	1,282	1,199	825	3,881	1,693	911	1,629	875	91	1,564	3,018	3,388	4,430	4,939	3,057	3,103	3,582	4,083	8,177	6,956	2,040	2,301	1,865	1,498	10	3,418	1,129	1,188	1,189	787	739	834	708	839	846	523	868	560	307	482	497	712	82	129	157	230	186	259	472	589	1,235	1,268	802	788	665	833	504	456	862	728	363	282	545	13	935	2,201	2,431	1,183	2,866	1,533	394	1,148	1,242	5,070	465	733	801	891	1,256	1,826	1,079	615	881	466	1,124	51	838	3,386	1,481	2,287	557	451	720	1,481	12,924	885	539	940	2,217	904	3,824	1,489	4,659	6,443	2,208	1,889	1,450	2,089	1,271	358	2,048	409	2,530	2,937	680	2,202	817	436	527	1,362	7,695	5,429	9,143	6,818	7,462	6,225	4,557	2,363	976	1,681	619	6,133	5,715	2,716	2,770	2,598	2,518	1,329	1,230	1,229	126	2,716	2,436	1,609	11,377	4,676	1,240	192	286	982	522	870	395	368	834	702	993	1,830	1,068	1,103	1,046	1,425	852	1,117	1,787	1,153	1,616	247	1,029	563	1,931	827	112	2,655	2,753	2,821	3,938	3,713	6,154	3,502	333	789	408	896	1,094	796	1,014	752	386	6,782	3,978	485	712	916	533	693	14	13	1,106	327	1,420	26,979	(2,514)
Real Estate, Federal Income Tax Basis	$ 7,447,684
Property, Plant and Equipment, Useful Life																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																								40 years	30 years	10 years	15 years	10 years	3 years